Post-retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of pension plan participants	The following table presents the total pension plan participants:

As of December 31, 2021
Actives	88
Frozen actives	1
Deferreds	93
Pensioners	38
Number of participants at end of period	220

Schedule of pension plan benefit

Year Ended December 31, 2021
Service cost for benefits earned	$1,258
Interest cost on benefit obligations	352
Expected return on plan assets	(856)
Curtailment gain (a)	(7,951)
Pension plan cost (benefit)	$(7,197)
(a)A number of exits from active status took place during the period which resulted in a curtailment gain as a result of a reduction in PBO.

Schedule of assumptions used to measure pension benefit obligations and pension costs
The actuarial assumptions as of December 31, 2021 used to measure the year-end benefit obligations and pension cost are described in the following tables:
Assumptions used to measure pension benefit obligations and costs:

Year Ended December 31, 2021
Weighted average
Compensation increases	3.95%
Expected return on plan assets	3.70%
Discount rate	1.30%

Schedule of net funded status
Funded status:

As of December 31, 2021
Projected benefit obligations	$(188,697)
Fair value of plan assets	140,152
Defined benefit obligation	$(48,545)

Year Ended December 31, 2021
Funded status at beginning of period	$—
GECAS Transaction	(64,801)
Net periodic pension income	7,197
Changes in funded status recognized in other comprehensive income	5,855
Company contributions during the period	1,981
Exchange rate adjustment	1,223
Funded status at end of period	$(48,545)

Schedule of of projected benefit obligations
Projected benefit obligation:

As of December 31, 2021
Projected benefit obligation at beginning of period	$—
GECAS Transaction	206,660
Service cost for benefits earned	1,258
Interest cost on benefit obligations	352
Benefits paid	(318)
Exchange rate adjustment	(3,515)
Actuarial gain	(7,789)
Curtailment gain (a)	(7,951)
Projected benefit obligation at end of period	$188,697

(a)A number of exits from active status took place during the period which resulted in a curtailment gain as a result of a reduction in PBO.

Schedule of allocation of plan assets
The fair value of the pension plan’s investments is presented below, by class:

As of December 31, 2021
Debt securities	$47,074
Equity securities	21,352
Other	71,726
Total plan assets	$140,152
Asset allocation:

	As of December 31, 2021
	Target allocation	Actual allocation
Debt securities	35%	34%
Equity securities	15%	15%
Other	50%	51%

Schedule of changes in fair value of plan assets
Fair value of plan assets:

As of December 31, 2021
Fair value of plan assets at beginning of period	$—
GECAS Transaction	141,859
Employer contributions	1,981
Benefits paid	(318)
Actual return on plan assets	(1,077)
Exchange rate adjustment	(2,293)
Fair value of plan assets at end of period	$140,152

Schedule of expected future benefit payments

	2022	2023	2024	2025	2026	2027-2031
Estimated future benefit payments	$1,474	$1,554	$1,674	$1,736	$1,917	$14,113